Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment, Net (Textual)
Depreciation and amortization	$ 437	$ 478	$ 489